UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TROSX Overseas Stock Fund –
.
PAEIX Overseas Stock Fund–
.
Advisor  Class
TROIX Overseas Stock Fund–
.
I  Class
TRZSX Overseas Stock Fund–
.
Z Class

T. ROWE PRICE Overseas Stock Fund
HIGHLIGHTS
International stocks rose in the 12 months ended October 31, 2023, as signs of easing inflation in many markets raised hopes that global central banks were nearing an end to their tightening cycles, though concerns about higher-for-longer rates and China’s growth slowdown spurred declines in the final months of the period.
The Overseas Stock Fund recorded a double-digit gain over its fiscal year and underperformed the MSCI EAFE Index Net.
As we look to 2024, elections in major countries, geopolitical tensions, and the path for the next phase of inflation and interest rates have created considerable uncertainty for economies and markets.
We have positioned the portfolio to be mindful of the above with a continued
strong emphasis on seeking attractive combinations of business fundamentals and valuations.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Overseas Stock Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive results during your fund’s fiscal year, the 12-month period ended October 31, 2023, although a downturn over the past six months offset some of the strong gains recorded in the first half of the period. Global economies managed to avoid the recession that was widely predicted at the start of 2023, but signs that central banks might need to keep interest rates higher for longer than previously expected weighed on market sentiment.
Growth stocks outperformed value shares over the 12-month period, and stocks in developed markets generally outpaced their counterparts in emerging markets. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S. investors in
European securities.
Technology companies benefited from investor enthusiasm for artificial intelligence developments and produced some of the strongest results in the equity market. Within the S&P 500 Index, the communication services and information technology sectors were lifted by the rally in tech-related companies and recorded significant gains. The financials sector partly recovered from the failure of three large regional banks during the period but still finished in negative territory.
Corporate fundamentals were broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and preliminary estimates pointed to a resumption of growth in the third quarter.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter’s initial estimate, the highest since the end of 2021. Growth in Europe and Japan was more sluggish, and China’s economy was beset by worries about its property sector after an initial boost from its decision at the end of 2022 to lift most of its pandemic-related restrictions. A protracted debt ceiling standoff in the U.S., the ongoing conflict between Ukraine and Russia, and the outbreak of war in the Middle East following the attack on Israel by Hamas produced headwinds for markets at various times.
Investors also remained focused on inflation as price increases moderated but remained well above the Federal Reserve’s 2% target. In response, the Fed continued to raise its short-term lending benchmark rate, lifting it to a target range of 5.25% to 5.50% by the end of July, the highest level since March 2001.

T. ROWE PRICE Overseas Stock Fund

U.S. Treasury yields increased as the Fed tightened monetary policy and investors priced in the possibility that the central bank may have to keep rates higher for longer than previously anticipated. In addition, Treasuries were pressured by Fitch Ratings’ decision to downgrade the credit rating of U.S.
government debt from the highest level, AAA, to AA+ along with expectations for higher levels of borrowing by the Treasury Department. The yield on the benchmark 10-year Treasury note briefly reached 5.00% in October for the first time since late 2007 before falling back to 4.88% by period-end.
Increasing yields over the past six months led to weak results across most of the fixed income market, although high yield bonds, which are less sensitive to rising rates, held up relatively well as default rates remained low by historical standards.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead to 2024. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that have the potential to add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Overseas Stock Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks long-term growth of capital through investments in the common stocks of non-U.S. companies.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Overseas Stock Fund returned 11.93% in the 12 months ended October 31,
2023. The fund underperformed the MSCI EAFE Index Net, which returned
14.40%. (Returns for the Advisor, I, and Z Class shares will vary due to their different fee structures. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
Materials stocks were a
modest allocation in your
fund but detracted the most
from relative returns over
our fiscal year. IGO, an
Australian miner focused
on producing “clean energy”
metals nickel and lithium,
drove underperformance
in the materials sector. IGO
shares lost almost a third
of their value following
operational setbacks in its
nickel operations and falling prices for lithium—a key material used in electric vehicle batteries—as demand from China weakened. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
The industrials and business services and health care sectors added value overall thanks to positive stock selection, though each contained significant detractors to performance, too. One such example is French business process outsourcing company Teleperformance, where slowing revenue growth following a pandemic-driven boom caused management to twice cut full-year revenue guidance. The disappointing subsequent performance was exacerbated by concerns that artificial intelligence will be a disruptive threat to its business of providing content moderation and customer service to companies like
TikTok and Apple. In health care, our position in Novo Nordisk proved
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/23 6 Months 12 Months
Overseas Stock Fund –
.
-7.15% 11.93%
Overseas Stock Fund–
.
Advisor  Class -7.21 11.59
Overseas Stock Fund–
.
I  Class -7.07 12.08
Overseas Stock Fund–
.
Z  Class -6.79 12.73
MSCI EAFE Index Net -7.88 14.40
Lipper International Large-
Cap Core Funds Average -7.82 13.65

T. ROWE PRICE Overseas Stock Fund

detrimental to relative performance as the company’s diabetes and weight-
loss drugs, Ozempic and Wegovy, beat expectations. While our Novo Nordisk holding, purchased partway through the year, helped performance in absolute terms, our underweight position made it one of the fund’s top detractors on a relative basis.
Turning to contributors, information technology (IT) added the most to relative performance mostly due to favorable stock selection. Within the sector,
Taiwan Semiconductor Manufacturing Company (TSMC) ranked among the top contributors, helped by the expectation that it would be a key player in the race to develop next-generation artificial intelligence. TSMC is the world leader in producing ever-smaller, more efficient chips used in countless products and applications, and we regard the company as one of the most strategically important assets in the global chip industry. In financials, Munich Re added value as the German reinsurer benefited from a favorable pricing environment and outperformed peers while maintaining its underwriting standards and conservative management. In the industrials sector, our holding in Melrose
Industries was a strong contributor, in absolute and relative terms, following a series of better-than-expected results. Melrose has a strong track record of improving underperforming businesses, though it is now more narrowly focused on supplying the aerospace industry with critical components.
How is the fund positioned?
The Overseas Stock Fund owns stocks where our analyst team’s rigorous, fundamental research highlights particularly attractive combinations of business fundamentals and valuation. Sector weights follow primarily from that bottom-up stock selection but are also informed by broader views. At the end of our fiscal year, IT was the most overweight sector versus the benchmark due to our sizable positions in semiconductor names. Our focus is not just on chipmakers but also on the companies that make the specialist equipment needed to produce semiconductors—effectively, the picks and shovels of the manufacturing process. Given the ever-growing number of products that utilize digital content, we believe that major investment in new technology will continue over time, resulting in sustained demand for more advanced chips, and by extension, the equipment needed to make them. TSMC and Dutch semiconductor manufacturing equipment maker ASML make up a large part of our holdings, alongside Samsung Electronics, the world’s largest maker of digital memory that also has an advanced logic chip foundry business like
TSMC’s.

T. ROWE PRICE Overseas Stock Fund

Financials was the second-largest overweight sector against the benchmark and the largest sector in absolute terms. Our largest holdings have included Munich
Re, Dutch bank ING Groep, and Norwegian bank DNB. Over the past year, several European countries introduced a windfall tax on banks, an unwelcome development for our capital return thesis. Nevertheless, we believe that our financial investments offer attractive, idiosyncratic opportunities at compelling absolute and relative valuations. In recent months, our largest trades within the sector focused on insurance names as we sought to upgrade the quality of our holdings. We eliminated our position in Canadian insurer Manulife as we revised our expectations of their investment portfolio returns and were disappointed by the performance of its Asian operations. We also eliminated our holding in PICC Property and Casualty, a leading insurer in China, partly on worsening auto claims trends. In their place, we added to our position in AIA Group, a high-quality, Asia-focused insurer and one of the region’s preeminent financial companies.
Health care accounted for a sizable allocation in absolute terms and a modest overweight. Our largest purchase in our fiscal year’s second half was buying
Novo Nordisk, maker of the blockbuster glucagon-like peptide-1 diabetes and weight-loss drugs Ozempic and Wegovy.
Industrials and business
services was the fund’s most
underweight sector at period-
end. While industrials overall
appear relatively expensive
given the macroeconomic
backdrop, the seemingly
unjustified premium of
some industrials stocks has
started to crack, in our view.
Our largest trade in the
sector in the past six months
was initiating a position
in Sandvik, a Swedish
engineering company.
Sandvik is a leading player in
upstream mining equipment,
which is a concentrated
market with high barriers to
entry. Sandvik’s business mix
is improving toward more
efficient, automated, and
SECTOR DIVERSIFICATION
Percent of Net Assets
4/30/23 10/31/23
Financials 20.4% 20.9%
Health Care 13.0 13.4
Industrials and Business
Services 12.5 12.6
Information Technology 11.0 11.4
Consumer Discretionary 11.1 10.9
Consumer Staples 9.9 9.3
Materials 7.5 6.9
Energy 3.4 4.2
Communication Services 4.4 4.1
Utilities 2.4 2.5
Real Estate 1.4 1.5
Other and Reserves 3.0 2.3
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Overseas Stock Fund

environmentally friendly electrified mining equipment. More broadly, elevated commodity prices and a rising demand for metals to enable the transition to sustainable energy should encourage mining companies to increase capital spending.
What is portfolio management’s outlook?
The investment landscape remains clouded by the continuation of a highly uncertain macroeconomic and geopolitical picture. Inflation, however, appears to have abated, and consequently, the U.S. Federal Reserve, the European
Central Bank, and the Bank of England may be nearing the end of the monetary tightening cycle. That said, the tightness of labor markets suggests that central banks will accept a higher level of inflation for a period, as getting back to the 2% target too quickly might be a Pyrrhic victory. As we move into
2024, the U.S. presidential election and a general election in the UK add to the potential uncertainty around government and central bank policies.
Continental Europe has fared better than the UK in sidestepping fears over wage-price spirals, though some European countries have automatic wage indexation, so the pendulum continues to swing from capital to labor with associated pressures on corporate profit margins. The all-important automotive sector for German industry faces stiff competition in the secular shift to electric vehicles, where Chinese alternatives are generally superior and at lower cost. Both European and Japanese exporters have enjoyed a tailwind to competitiveness through currency weakness in recent years, so we are mindful of a partial retracement of that benefit, particularly in light of increasing signals that Japanese interest rates may not be as tightly controlled going forward as has been the case. More broadly in Japan, we are encouraged by the impetus for improvements in corporate governance and capital allocation.
China faces myriad cyclical and structural issues, and the normalization following the post-pandemic reopening has seen slow progress. Tackling high levels of debt, notably in the troubled property sector, will likely take several years to resolve. These issues will likely manifest through structurally lower levels of economic growth. China’s anticorruption and security drives create considerable uncertainty for both foreign and domestic companies but also facilitate China’s favoring of domestic suppliers. Meanwhile, companies have sought to strengthen their supply chain resilience with “China+1” initiatives.
As the “trade war” has morphed into a “tech war,” we’ve seen U.S. technology export restrictions placed on China, which is helpful for our holdings in semiconductor stocks, where cyclical weakness is currently overshadowing the

T. ROWE PRICE Overseas Stock Fund

strong long-term fundamentals that we see. The disruptive impact of generative artificial intelligence is still in its infancy for real-world use cases, but we’ve already seen stock prices react in some sectors and quite dramatically in pockets. The same can be said of revolutionary weight-loss drugs.
International stocks are available at reasonable valuations in large swathes of the market, notwithstanding the potential for an economic downturn at some point, as indicated by the ominous meaningful inversion of yield curves. Though the timing and severity of any cyclical downturn is difficult to accurately and consistently pinpoint, we remain vigilant in our pursuit of attractive investment opportunities. As ever, we continue to seek favorable combinations of business fundamentals and valuations through our consistently applied, disciplined, and diligent process, aided by the insights of our global research platform.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Overseas Stock Fund

Principal Risks
International investing. Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Non-
U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.
Market conditions. The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

T. ROWE PRICE Overseas Stock Fund

BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: MSCI and its affiliates and third-party sources and providers (collectively,
“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. Historical MSCI data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

T. ROWE PRICE Overseas Stock Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
10/31/23
Nestle, Switzerland 2.8%
Siemens, Germany 2.0
Taiwan Semiconductor Manufacturing, Taiwan 1.8
TotalEnergies, France 1.7
Munich Re, Germany 1.7
Unilever, United Kingdom 1.7
ASML Holding, Netherlands 1.6
Nippon Telegraph & Telephone, Japan 1.6
Sanofi, France 1.5
Equinor, Norway 1.5
Novartis, Switzerland 1.5
AXA, France 1.5
Roche Holding, Switzerland 1.4
AstraZeneca, United Kingdom 1.4
Novo Nordisk, Denmark 1.3
Toyota Motor, Japan 1.3
Broadcom, United States 1.2
Engie, France 1.2
ING Groep, Netherlands 1.2
BHP Group, Australia 1.2
SAP, Germany 1.1
Samsung Electronics, South Korea 1.1
DNB Bank, Norway 1.1
Compass Group, United Kingdom 1.0
Zurich Insurance Group, Switzerland 1.0
Total 36.4%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Overseas Stock Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
OVERSEAS STOCK FUND
Note: Performance for the Advisor, I, and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Overseas Stock Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 10/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Overseas Stock Fund –
.
11.93% 4.18% 3.26% – –
Overseas Stock Fund–
.
Advisor  Class 11.59 3.89 – 3.85% 8/28/15
Overseas Stock Fund–
.
I  Class 12.08 4.32 – 4.29 8/28/15
Overseas Stock Fund–
.
Z  Class 12.73 – – 13.99 3/16/20
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Overseas Stock Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Overseas Stock Fund 0.80%
Overseas Stock Fund–Advisor Class 1.04
Overseas Stock Fund–I Class 0.67
Overseas Stock Fund–Z Class 0.66
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Overseas Stock Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
OVERSEAS STOCK FUND
Beginning
Account Value
5/1/23
Ending
Account Value
10/31/23
Expenses Paid
During Period*
5/1/23 to 10/31/23
Investor Class
Actual $1,000.00 $928.50 $3.79
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.27   3.97
Advisor Class
Actual   1,000.00   927.90   5.25
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.76   5.50
I Class
Actual   1,000.00   929.30   3.26
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.83   3.41
Z Class
Actual   1,000.00   932.10   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.78%,
the
2
Advisor Class was 1.08%, the
3
I Class was 0.67%, and the
4
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Overseas Stock Fund

QUARTER-END RETURNS
Periods Ended 9/30/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Overseas Stock Fund –
.
23.71% 3.11% 4.06% – –
Overseas Stock Fund–
.
Advisor  Class 23.19  2.80  – 4.39% 8/28/15
Overseas Stock Fund–
.
I  Class 23.76  3.23  – 4.83  8/28/15
Overseas Stock Fund–
.
Z  Class 24.63  – – 15.59  3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Advisor ,
3
I , and
4
Z Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Overseas Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 10.21 $ 13.46 $ 10.07 $ 10.87 $ 10.16
Investment activities
Net investment income
(1)(2)
0.29 0.27 0.24 0.16 0.26
Net realized and unrealized gain/
loss 0.93 (3.27) 3.32 (0.72) 0.76
Total from investment activities 1.22 (3.00) 3.56 (0.56) 1.02
Distributions
Net investment income (0.25) (0.25) (0.17) (0.24) (0.21)
Net realized gain (0.01) — — — (0.10)
Total distributions (0.26) (0.25) (0.17) (0.24) (0.31)
NET ASSET VALUE
End of period $ 11.17 $ 10.21 $ 13.46 $ 10.07 $ 10.87
Ratios/Supplemental Data
Total return
(2)(3)
11.93% (22.69)% 35.58% (5.37)% 10.52%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.78% 0.80% 0.77% 0.80% 0.81%
Net expenses after waivers/
payments by Price Associates 0.78% 0.80% 0.77% 0.80% 0.81%
Net investment income 2.47% 2.26% 1.90% 1.57% 2.53%
Portfolio turnover rate 7.1% 5.0% 12.6% 13.4% 18.2%
Net assets, end of period (in
millions) $5,969 $4,556 $6,693 $4,171 $10,787
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Overseas Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 10.24 $ 13.28 $ 9.94 $ 10.74 $ 10.05
Investment activities
Net investment income
(1)(2)
0.26 0.16 0.16 0.15 0.20
Net realized and unrealized gain/
loss 0.93 (3.20) 3.31 (0.72) 0.78
Total from investment activities 1.19 (3.04) 3.47 (0.57) 0.98
Distributions
Net investment income (0.22) — (0.13) (0.23) (0.19)
Net realized gain (0.01) — — — (0.10)
Total distributions (0.23) — (0.13) (0.23) (0.29)
NET ASSET VALUE
End of period $ 11.20 $ 10.24 $ 13.28 $ 9.94 $ 10.74
Ratios/Supplemental Data
Total return
(2)(3)
11.59% (22.89)% 35.08% (5.52)% 10.20%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.07% 1.04% 1.05% 1.07% 1.08%
Net expenses after waivers/
payments by Price Associates 1.07% 1.04% 1.05% 1.07% 1.08%
Net investment income 2.20% 1.57% 1.24% 1.48% 1.95%
Portfolio turnover rate 7.1% 5.0% 12.6% 13.4% 18.2%
Net assets, end of period (in
thousands) $420,377 $412,647 $11,204 $53,263 $48,040
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Overseas Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 10.22 $ 13.45 $ 10.08 $ 10.86 $ 10.15
Investment activities
Net investment income
(1)(2)
0.31 0.29 0.26 0.17 0.28
Net realized and unrealized gain/
loss 0.93 (3.27) 3.31 (0.71) 0.75
Total from investment activities 1.24 (2.98) 3.57 (0.54) 1.03
Distributions
Net investment income (0.27) (0.25) (0.20) (0.24) (0.22)
Net realized gain (0.01) — — — (0.10)
Total distributions (0.28) (0.25) (0.20) (0.24) (0.32)
NET ASSET VALUE
End of period $ 11.18 $ 10.22 $ 13.45 $ 10.08 $ 10.86
Ratios/Supplemental Data
Total return
(2)(3)
12.08% (22.55)% 35.69% (5.18)% 10.65%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.67% 0.67% 0.66% 0.66% 0.66%
Net expenses after waivers/
payments by Price Associates 0.67% 0.67% 0.66% 0.66% 0.66%
Net investment income 2.61% 2.48% 2.00% 1.70% 2.72%
Portfolio turnover rate 7.1% 5.0% 12.6% 13.4% 18.2%
Net assets, end of period (in
millions) $5,257 $4,162 $5,047 $3,359 $6,443
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Overseas Stock Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
10/31/20 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 10.31 $ 13.55 $ 10.12 $ 7.56
Investment activities
Net investment income
(2)(3)
0.39 0.37 0.34 0.17
Net realized and unrealized gain/loss 0.93 (3.28) 3.33 2.39
(4)
Total from investment activities 1.32 (2.91) 3.67 2.56
Distributions
Net investment income (0.36) (0.33) (0.24) —
Net realized gain (0.01) — — —
Total distributions (0.37) (0.33) (0.24) —
NET ASSET VALUE
End of period $ 11.26 $ 10.31 $ 13.55 $ 10.12

T. ROWE PRICE Overseas Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
10/31/20 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(3)(5)
12.73% (21.99)% 36.60% 33.86%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0.66% 0.66% 0.65% 0.66%
(6)
Net expenses after waivers/payments by Price
Associates 0.00% 0.00% 0.00% 0.00%
(6)
Net investment income 3.28% 3.09% 2.66% 2.73%
(6)
Portfolio turnover rate 7.1% 5.0% 12.6% 13.4%
Net assets, end of period (in millions) $9,294 $9,029 $11,078 $9,009
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Overseas Stock Fund
October 31, 2023

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 4.3%
Common Stocks 4.3%
ANZ Group Holdings  5,613,847 88,525
BHP Group  3,464,214 98,063
BHP Group (GBP)  4,867,482 138,406
Challenger  9,317,739 34,743
IGO  12,614,351 76,385
Macquarie Group  913,585 93,907
Pilbara Minerals  41,403,829 97,257
Scentre Group  58,698,054 90,935
South32  32,330,524 69,167
Worley  11,543,656 120,671
Total Australia (Cost
$910,989
)
908,059
AUSTRIA 0.3%
Common Stocks 0.3%
Erste Group Bank  1,615,201 57,839
Total Austria (Cost
$44,485
)
57,839
BELGIUM 0.4%
Common Stocks 0.4%
Umicore  3,234,943 76,969
Total Belgium (Cost
$102,177
)
76,969
BRAZIL 0.2%
Common Stocks 0.2%
XP, Class A (USD)  2,381,007 47,620
Total Brazil (Cost
$74,587
)
47,620
CANADA 3.7%
Common Stocks 3.7%
Brookfield  3,389,400 98,743
Definity Financial  1,968,621 54,427
Element Fleet Management  12,179,943 164,771
Magna International (USD)  (1) 2,565,383 123,369
National Bank of Canada  2,925,885 181,914

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Sun Life Financial  3,332,705 152,222
Total Canada (Cost
$631,870
)
775,446
CHILE 0.5%
Common Stocks 0.5%
Antofagasta (GBP)  6,553,841 107,165
Total Chile (Cost
$79,422
)
107,165
CHINA 0.7%
Common Stocks 0.7%
Alibaba Group Holding, ADR (USD)  (2) 474,438 39,160
Beijing Enterprises Holdings (HKD)  11,061,000 36,854
Ping An Insurance Group, Class H (HKD)  6,995,000 35,482
Tencent Holdings (HKD)  1,066,000 39,451
Total China (Cost
$151,860
)
150,947
DENMARK 1.6%
Common Stocks 1.6%
Genmab  (2) 226,596 64,055
Novo Nordisk, Class B  2,838,926 273,889
Total Denmark (Cost
$308,710
)
337,944
FINLAND 1.4%
Common Stocks 1.4%
Mandatum  (2) 4,200,864 16,233
Sampo, Class A  4,200,864 165,215
Stora Enso, Class R  8,605,168 103,420
Total Finland (Cost
$281,672
)
284,868
FRANCE 11.2%
Common Stocks 11.2%
Air Liquide  1,086,469 186,169
AXA  10,414,234 308,578
BNP Paribas  2,305,688 132,586
Engie  16,109,180 256,215
EssilorLuxottica  702,897 127,283
Kering  242,208 98,506
L'Oreal  451,512 189,784

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Legrand  1,777,669 153,780
Safran  1,003,463 156,761
Sanofi  3,543,907 321,809
Teleperformance  506,456 58,264
TotalEnergies  5,467,675 365,555
Total France (Cost
$2,026,106
)
2,355,290
GERMANY 9.0%
Common Stocks 8.5%
BASF  2,098,915 96,985
Bayer  2,981,586 128,830
Covestro  (2) 2,169,857 109,930
Evotec  (2) 2,296,122 39,700
Fresenius  3,814,995 98,134
KION Group  1,859,079 57,040
Munich Re  908,166 364,454
SAP  1,758,395 235,858
Siemens  3,225,616 428,036
Siemens Healthineers  3,441,906 169,331
Zalando  (2) 2,011,303 47,045
1,775,343
Preferred Stocks 0.5%
Dr. Ing. h.c. F. Porsche  1,284,341 112,566
112,566
Total Germany (Cost
$2,112,060
)
1,887,909
HONG KONG 1.1%
Common Stocks 1.1%
AIA Group  19,055,800 165,477
Samsonite International  (2) 21,404,700 66,293
Total Hong Kong (Cost
$210,605
)
231,770
INDIA 0.6%
Common Stocks 0.6%
HDFC Bank  6,811,549 120,745
Total India (Cost
$136,281
)
120,745

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
IRELAND 0.4%
Common Stocks 0.4%
DCC (GBP)  1,550,665 86,146
Total Ireland (Cost
$93,715
)
86,146
ITALY 1.6%
Common Stocks 1.6%
Intesa Sanpaolo  31,243,668 81,414
Moncler  2,101,703 109,157
Prysmian  3,783,170 141,668
Total Italy (Cost
$247,490
)
332,239
JAPAN 19.3%
Common Stocks 19.3%
Asahi Kasei  10,904,100 67,036
Astellas Pharma  15,524,200 196,379
Central Japan Railway  3,025,500 68,099
CyberAgent  10,536,400 55,310
Denso  8,880,400 131,131
Electric Power Development  4,231,600 64,873
Hamamatsu Photonics  2,019,400 75,007
Honda Motor  5,171,400 53,000
Kirin Holdings  (1) 4,317,200 60,671
LY  21,026,000 53,606
Mitsubishi  2,565,800 119,606
Mitsubishi Electric  13,921,300 159,629
Mitsubishi HC Capital  10,404,500 68,589
Mitsubishi UFJ Financial Group  18,747,100 157,272
Mitsui Fudosan  7,863,500 170,440
Murata Manufacturing  6,434,400 110,217
Nippon Telegraph & Telephone  284,928,400 335,297
NTT Data Group  14,694,000 181,176
Omron  1,282,000 45,931
Otsuka Holdings  2,676,900 90,067
Panasonic  11,244,100 98,650
Recruit Holdings  3,596,700 103,127
Renesas Electronics  (2) 5,490,600 72,122
Seven & i Holdings  4,410,200 161,584
SMC  112,900 52,133
Sony Group  2,250,300 187,087

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Stanley Electric  2,898,900 46,367
Sumitomo  6,812,700 133,922
Sumitomo Mitsui Trust Holdings  1,630,567 61,141
Suzuki Motor  2,479,200 96,223
TechnoPro Holdings  4,113,100 81,484
THK  2,829,400 50,566
Tokio Marine Holdings  8,024,800 179,533
Tokyo Electron  1,026,300 135,613
Tosoh  1,006,300 12,321
Toyota Motor  15,103,900 264,224
Welcia Holdings  1,916,500 31,768
Total Japan (Cost
$3,639,537
)
4,031,201
NETHERLANDS 4.8%
Common Stocks 4.8%
Adyen  (2) 35,885 24,204
Akzo Nobel  1,615,061 108,346
ASML Holding  564,033 339,052
Heineken  1,898,573 170,574
ING Groep  19,566,425 250,852
Koninklijke Philips  (2) 5,991,671 113,976
Total Netherlands (Cost
$930,481
)
1,007,004
NORWAY 3.2%
Common Stocks 3.2%
DNB Bank  12,478,361 225,133
Equinor  9,444,559 316,612
Storebrand  14,393,748 120,201
Total Norway (Cost
$502,347
)
661,946
SINGAPORE 1.8%
Common Stocks 1.8%
DBS Group Holdings  4,361,600 104,780
United Overseas Bank  7,957,800 156,965
Wilmar International  48,214,200 125,347
Total Singapore (Cost
$352,400
)
387,092
SOUTH KOREA 1.8%
Common Stocks 1.8%
KT  3,601,255 87,122

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
NAVER  456,097 63,764
Samsung Electronics  4,701,267 234,005
Total South Korea (Cost
$283,531
)
384,891
SPAIN 0.5%
Common Stocks 0.5%
Amadeus IT Group, Class A  1,678,592 95,802
Total Spain (Cost
$89,598
)
95,802
SWEDEN 2.6%
Common Stocks 2.6%
Autoliv, SDR  1,332,820 123,091
Elekta, Class B  10,150,527 69,143
Sandvik  6,356,867 108,277
Svenska Handelsbanken, Class A  16,007,253 136,473
Telefonaktiebolaget LM Ericsson, Class B  23,944,180 107,263
Total Sweden (Cost
$719,764
)
544,247
SWITZERLAND 9.1%
Common Stocks 9.1%
ABB  5,949,808 199,900
Alcon  1,159,300 82,978
Barry Callebaut  54,203 82,183
Julius Baer Group  1,899,102 112,544
Nestle  5,483,010 591,281
Novartis  3,310,794 309,955
Roche Holding  1,163,160 299,758
Sandoz Group  (2) 662,158 17,215
Zurich Insurance Group  432,769 205,562
Total Switzerland (Cost
$1,598,854
)
1,901,376
TAIWAN 1.9%
Common Stocks 1.9%
Largan Precision  519,000 33,240
Taiwan Semiconductor Manufacturing  22,644,089 369,835
Total Taiwan (Cost
$172,032
)
403,075

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 13.5%
Common Stocks 13.5%
Amcor, CDI (AUD)  4,169,622 36,790
Ashtead Group  2,262,221 129,744
AstraZeneca, ADR (USD)  (1) 4,643,300 293,596
Bridgepoint Group  18,179,377 40,217
Bunzl  2,734,061 97,541
Compass Group  8,655,298 218,212
Diageo  4,770,926 180,417
Dowlais Group  29,092,878 35,420
Dr. Martens  12,624,278 17,899
Great Portland Estates  9,393,561 44,597
GSK, ADR (USD)  (1) 3,058,904 109,203
Johnson Matthey  3,951,826 71,841
Kingfisher  54,224,309 138,463
Lloyds Banking Group  201,294,711 97,970
Melrose Industries  22,771,800 129,658
National Grid  13,439,872 160,243
Next  1,445,628 121,205
Persimmon  4,825,556 59,760
Shell, ADR (USD)  (1) 2,934,237 191,136
Standard Chartered  8,860,264 67,935
Unilever  7,690,769 364,240
Vodafone Group, ADR (USD)  9,370,404 86,582
WPP  15,090,661 129,949
Total United Kingdom (Cost
$3,316,084
)
2,822,618
UNITED STATES 2.2%
Common Stocks 2.2%
Broadcom  (1) 311,365 261,973
NXP Semiconductors  (1) 1,129,836 194,818
Total United States (Cost
$128,723
)
456,791
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds 2.2%
T. Rowe Price Government Reserve Fund, 5.42%  (3)(4) 461,771,166 461,771
Total Short-Term Investments (Cost $461,771) 461,771

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 5.42%  (3)(4) 145,318,538 145,319
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 145,319
Total Securities Lending Collateral (Cost $145,319) 145,319
Total Investments in Securities
100.6% of Net Assets
(Cost $19,752,470) $ 21,064,089
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) See Note 3 . All or a portion of this security is on loan at October 31, 2023.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
GBP British Pound
HKD Hong Kong Dollar
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE Overseas Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 23,337++
Totals $ —# $ — $ 23,337+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
10/31/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 627,586  ¤   ¤ $ 607,090
Total $ 607,090^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $23,337 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $607,090.

T. ROWE PRICE Overseas Stock Fund
October 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $19,752,470) $ 21,064,089
Dividends receivable 47,174
Receivable for shares sold 19,734
Foreign currency (cost $6,588) 6,588
Due from affiliates 5,153
Other assets 78,336
Total assets 21,221,074
Liabilities
Obligation to return securities lending collateral 145,490
Payable for shares redeemed 122,632
Investment management fees payable 11,603
Payable to directors 6
Other liabilities 1,115
Total liabilities 280,846
NET ASSETS $ 20,940,228

T. ROWE PRICE Overseas Stock Fund
October 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 785,563
Paid-in capital applicable to 1,867,117,864 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized 20,154,665
NET ASSETS $ 20,940,228
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $5,969,361; Shares outstanding: 534,204,576) $ 11.17
Advisor Class
(Net assets: $420,377; Shares outstanding: 37,538,811) $ 11.20
I Class
(Net assets: $5,256,923; Shares outstanding: 470,262,336) $ 11.18
Z Class
(Net assets: $9,293,567; Shares outstanding: 825,112,141) $ 11.26

T. ROWE PRICE Overseas Stock Fund
Statement of Operations

($000s)
Year
Ended
10/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $60,080) $ 695,720
Securities lending 4,635
Other 22
Total income 700,377
Expenses
Investment management 136,285
Shareholder servicing
Investor Class $ 6,285
Advisor Class 707
I Class 406 7,398
Rule 12b-1 fees
Advisor Class 1,146
Prospectus and shareholder reports
Investor Class 435
Advisor Class 23
I Class 260
Z Class 3 721
Custody and accounting 3,054
Proxy and annual meeting 696
Registration 171
Legal and audit 73
Directors 72
Miscellaneous 665
Waived / paid by Price Associates (66,505)
Total expenses 83,776
Net investment income 616,601

T. ROWE PRICE Overseas Stock Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (45,755)
Foreign currency transactions (3,652)
Net realized loss (49,407)
Change in net unrealized gain / loss
Securities 1,586,351
Other assets and liabilities denominated in foreign currencies 6,154
Change in net unrealized gain / loss 1,592,505
Net realized and unrealized gain / loss 1,543,098
INCREASE IN NET ASSETS FROM OPERATIONS
$ 2,159,699

T. ROWE PRICE Overseas Stock Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/23 10/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 616,601 $ 554,253
Net realized gain (loss) (49,407) 692
Change in net unrealized gain / loss 1,592,505 (5,687,575)
Increase (decrease) in net assets from operations 2,159,699 (5,132,630)
Distributions to shareholders
Net earnings
Investor Class (114,477) (125,375)
Advisor Class (9,180) –
I Class (117,436) (94,280)
Z Class (317,850) (269,160)
Decrease in net assets from distributions (558,943) (488,815)
Capital share transactions
*
Shares sold
Investor Class 2,092,189 1,273,570
Advisor Class 21,369 499,767
I Class 2,029,108 1,832,402
Z Class 705,063 1,644,110
Distributions reinvested
Investor Class 112,385 122,699
Advisor Class 9,179 –
I Class 101,855 79,409
Z Class 317,850 269,160
Shares redeemed
Investor Class (1,109,926) (1,966,010)
Advisor Class (63,093) (76,242)
I Class (1,389,394) (1,469,744)
Z Class (1,647,334) (1,256,818)
Increase in net assets from capital share transactions 1,179,251 952,303

T. ROWE PRICE Overseas Stock Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/23 10/31/22
Net Assets
Increase (decrease) during period 2,780,007 (4,669,142)
Beginning of period 18,160,221 22,829,363
End of period $ 20,940,228 $ 18,160,221
*Share information (000s)
Shares sold
Investor Class 173,516 107,378
Advisor Class 1,859 47,087
I Class 174,083 154,071
Z Class 60,019 141,441
Distributions reinvested
Investor Class 9,937 9,424
Advisor Class 808 –
I Class 9,014 6,104
Z Class 28,078 20,641
Shares redeemed
Investor Class (95,334) (168,039)
Advisor Class (5,438) (7,621)
I Class (120,064) (128,141)
Z Class (139,142) (103,336)
Increase in shares outstanding 97,336 79,009

T. ROWE PRICE Overseas Stock Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Overseas Stock Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments in the common stocks of non-U.S. companies. The fund has four classes of shares:
the Overseas Stock Fund (Investor Class), the Overseas Stock Fund–Advisor Class
(Advisor Class), the Overseas Stock Fund–I Class (I Class) and the Overseas
Stock Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to
November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to
I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Overseas Stock Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended October 31, 2023, the fund realized
$61,511,000 of net gain on $179,302,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open

T. ROWE PRICE Overseas Stock Fund

for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Overseas Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities

T. ROWE PRICE Overseas Stock Fund

and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Overseas Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,347,457 $ 18,996,976 $ — $ 20,344,433
Preferred Stocks — 112,566 — 112,566
Short-Term Investments 461,771 — — 461,771
Securities Lending Collateral 145,319 — — 145,319
Total $ 1,954,547 $ 19,109,542 $ — $ 21,064,089

T. ROWE PRICE Overseas Stock Fund

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2023, the value of loaned securities was
$140,418,000; the value of cash collateral and related investments was $145,490,000.
Other Purchases and sales of portfolio securities other than short-term securities aggregated $2,789,775,000 and $1,458,991,000, respectively, for the year ended
October 31, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Overseas Stock Fund

Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, deemed distributions on shareholder redemptions, character of income on passive foreign investment companies, and the recharacterization of distributions.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and
($000s)
October 31,
2023
October 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 558,943 $ 488,815
($000s)
Cost of investments $ 19,863,990
Unrealized appreciation $ 5,025,891
Unrealized depreciation (3,829,250)
Net unrealized appreciation (depreciation) $ 1,196,641
($000s)
Undistributed ordinary income $ 523,889
Net unrealized appreciation (depreciation) 1,196,641
Loss carryforwards and deferrals (934,967)
Total distributable earnings (loss) $ 785,563

T. ROWE PRICE Overseas Stock Fund

deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains. Capital loss carryforwards acquired through tax-free reorganizations may be subject to certain limitations on amount or timing of use.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2023, the effective annual group fee rate was 0.29%. Effective May 1, 2021, Price Associates has contractually agreed, at least through February 29, 2024, to waive a portion of its management fee so that an individual fund fee of 0.2975% is applied to the fund’s average daily net assets that are equal to or greater than $25 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s

T. ROWE PRICE Overseas Stock Fund

Board. Any fees waived under this agreement are not subject to reimbursement to Price
Associates by the fund. No management fees were waived under this arrangement for the year ended October 31, 2023.
Effective June 1, 2023, the Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to June 1, 2023, the Advisor Class was not subject to a contractual expense limitation. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-
recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price
Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.

T. ROWE PRICE Overseas Stock Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended October 31, 2023 as indicated in the table below.
At October 31, 2023, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
October 31, 2023, expenses incurred pursuant to these service agreements were $112,000 for Price Associates; $449,000 for T. Rowe Price Services, Inc.; and $98,000 for T. Rowe
Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended October 31, 2023, the fund was charged $192,000 for shareholder servicing costs related to the college savings
Advisor Class I Class Z Class
Expense limitation/I Class Limit 1.24% 0.05% 0.00%
Expense limitation date 02/28/26 02/28/26 N/A
(Waived)/repaid during the period ($000s) $— $— $(66,505)

T. ROWE PRICE Overseas Stock Fund

plans, of which $72,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At October 31, 2023, approximately
8% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At October 31, 2023, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of October 31, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 4,051,626 shares of the Investor Class, representing 1% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
October 31, 2023, this reimbursement amounted to $77,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.

T. ROWE PRICE Overseas Stock Fund

NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
NOTE 8 - SUBSEQUENT EVENT
Effective November 1, 2023, the fund’s Investor Class (class) is subject to a contractual expense limitation through February 28, 2026. During the limitation period, Price
Associates is required to waive or pay any class operating expenses excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses that would otherwise cause the class’s ratio of annualized total expenses to average daily net assets (net expense ratio) to exceed its expense limitation of 0.99%. Any class expenses waived or paid by Price
Associates pursuant to a contractual expense limitation are subject to reimbursement to Price Associates by the class whenever the class expenses are below the contractual expense limitation. However, no reimbursement by the class to Price Associates will be made more than three years after the waiver or payment of class expenses by Price

T. ROWE PRICE Overseas Stock Fund

Associates or if such reimbursement would result in the class expenses exceeding the contractual expense limitation in place at the time such amounts were waived or paid by
Price Associates.

T. ROWE PRICE Overseas Stock Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Overseas Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Overseas Stock Fund (one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund")
as of October 31, 2023, the related statement of operations for the year ended October
31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the periods indicated
therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Overseas Stock Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 19, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Overseas Stock Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $15,254,000 from short-term capital gains.
For taxable non-corporate shareholders, $596,278,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $6,523,000 of the fund's income qualifies for the dividends-
received deduction.
The fund will pass through foreign source income of $612,287,000 and foreign taxes paid of $44,356,000.

T. ROWE PRICE Overseas Stock Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 5,316,532,865 42,338,636
Mark J. Parrell 5,314,462,793 44,388,756
Kellye L. Walker 5,314,203,135 44,903,088
Eric L. Veiel 5,309,419,858 49,685,657

T. ROWE PRICE Overseas Stock Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Overseas Stock Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Overseas Stock Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Overseas Stock Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Overseas Stock Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Overseas Stock Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Mariel Abreu (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jason R. Adams (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ulle Adamson, CFA (1979)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Syed H. Ali (1970)
Vice President
Vice President, Price Hong Kong, Price Singapore,
and T. Rowe Price Group, Inc.
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Paulina Amieva (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Harishankar Balkrishna (1983)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sheena L. Barbosa (1983)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Jason A. Bauer (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Luis M. Baylac (1982)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Overseas Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
R. Scott Berg, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Steven E. Boothe, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher P. Brown, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Shiu Tak (Sheldon) Chan (1981)
Vice President
Vice President, Price International and T. Rowe Price
Group, Inc.
Andrew Chang (1983)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Vincent Chung (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Investment Analyst/Trader,
Observatory Capital Management LLP (to 2019)
Archibald Ciganer, CFA (1976)
Executive Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
Richard N. Clattenburg, CFA (1979)
Executive Vice President
Vice President, Price Singapore, T. Rowe Price,
T. Rowe Price Group, Inc., Price International, and
T. Rowe Price Trust Company
Michael F. Connelly, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Overseas Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Michael Della Vedova (1969)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Iona Dent, CFA (1991)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Maria Elena Drew (1973)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shawn T. Driscoll (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Bridget A. Ebner (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David J. Eiswert, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Dawei Feng (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Quentin S. Fitzsimmons (1968)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Justin T. Gerbereux, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Vishnu V. Gopal (1979)
Vice President
Vice President, Price International and T. Rowe Price
Group, Inc.
Benjamin Griffiths, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shaoyu Guo (1992)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.; formerly, Economist, J.P. Morgan (to
2020)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Overseas Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Nabil Hanano, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jeffrey Holford, Ph.D., ACA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Stefan Hubrich, Ph.D., CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Arif Husain, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Michael D. Jacobs (1971)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Randal S. Jenneke (1971)
Vice President
Vice President, T. Rowe Price Group, Inc.
Nina P. Jones, CPA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Yoichiro Kai (1973)
Vice President
Vice President, Price Singapore, T. Rowe Price
Group, Inc., and Price International
Jacob H. Kann, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jai Kapadia (1982)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew J. Keirle (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Takanori Kobayashi (1981)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Overseas Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Shengrong Lau (1982)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Lu Liu (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Johannes Loefstrand (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Anh Lu (1968)
Executive Vice President
Vice President, Price Hong Kong, Price
International, and T. Rowe Price Group, Inc.
Sebastien Mallet (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jennifer Martin (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ryan Martyn (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Colin McQueen (1967)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Investment Manager,
Global Equities, Sanlam FOUR Investments UK
Limited (to 2019)
Raymond A. Mills, Ph.D., CFA (1960)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Jihong Min (1979)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Eric C. Moffett (1974)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Ivan Morozov, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, Price International,
T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company
Tobias F. Mueller, CFA (1980)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Razan Nasser (1985)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Economist, HSBC
Bank Middle East Ltd (to 2019)
Kenneth A. Orchard (1975)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Overseas Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Oluwaseun Oyegunle, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Todd Reese (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Melanie A. Rizzo (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David L. Rowlett, CFA (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Federico Santilli, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Nikolaj Schmidt (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sebastian Schrott (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Weijie (Vivian) Si (1983)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Scott D. Solomon, CFA (1981)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Joshua K. Spencer, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
David Stanley (1963)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Saurabh Sud, CFA (1985)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Taymour R. Tamaddon, CFA (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Ju Yen Tan (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sin Dee Tan, CFA (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Overseas Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Siby Thomas (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Justin Thomson (1968)
President
Director, Price Hong Kong; Vice President, T. Rowe
Price Group, Inc.; Director and Vice President, Price
International
Rupinder Vig (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Willem Visser (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher Vost, CFA (1989)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Zenon Voyiatzis (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Verena E. Wachnitz, CFA (1978)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Hiroshi Watanabe, CFA (1975)
Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
James Woodward, CFA (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin T. Yeagle (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ernest C. Yeung, CFA (1979)
Executive Vice President
Director and Vice President, Price Hong Kong; Vice
President, T. Rowe Price Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Wenli Zheng (1979)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202312-3146071 F165-050 12/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$25,925	$24,349
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,584,000 and $2,760,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 19, 2023